CONSOLIDATED INCOME STATEMENTS $ in Millions	12 Months Ended
Dec. 31, 2017 MXN ($) $ / shares
Statement
Interest income	$ 98,002
Interest expenses and similar charges	(42,158)
NET INTEREST INCOME	55,844
Dividend income	150
Fee and commission income.	20,316
Fee and commission expenses	(5,503)
Gains/(losses) on financial assets and liabilities (net)	3,458
Exchange differences (net)	6
Other operating income	669
Other expense, by function	(3,614)
TOTAL INCOME	71,326
Administrative expenses:	(25,437)
Personnel expenses	(12,748)
Other general administrative expenses	(12,689)
Depreciation and amortization	(2,533)
Impairment losses on financial assets (net)	(18,820)
Provisions (net)	(437)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	6
Gains/(losses) on disposal of non-current assets held for sale not classified as discontinued operations (net)	69
OPERATING PROFIT BEFORE TAX	24,174
Income tax	(5,496)
PROFIT FOR THE YEAR	18,678
Profit attributable to the Parent	$ 18,678
EARNINGS PER SHARE (pesos)
Basic earnings per share (in pesos per share) | $ / shares	$ 2.76
Diluted earnings per share (in pesos per share) | $ / shares	$ 2.75
Loans and receivables
Statement
Impairment losses on financial assets (net)	$ (18,820)